Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13.	Commitments and Contingencies

Licensing Commitments

The Company has license agreements with two parties under which the Company is obliged to pay annual license fees. One agreement is between IBA GmbH and the Company which requires annual license payments of $36,303 and relates to licenses for Strep-tag technology that represent tool technologies and which are used for research purposes only. The agreement expires in 2024.

Another license agreement exists between TUM and the Company (see Note 12 Related-Party Transactions). Under this agreement, the Company is obliged to pay an annual license fee of $60,505 to TUM. The agreement expires in 2027.

The table below shows the annual license fee commitments under the two agreements as of December 31, 2014:

License payments
2015	$96,808
2016	96,808
2017	96,808
2018	96,808
2019	96,808
Thereafter	665,555

Total minimum license payments	$1,149,595

Leases

The Company leases office and laboratory space in Freising, Germany. The lease has a defined termination date and can be cancelled with a notification period of eight months at the end of each quarter.

The Company’s contractual commitments of the non-cancellable portion under this operating lease as of December 31, 2014 are as follows:

Total
2015	$176,190

Rent expense under the Company’s operating lease was $268,621 and $289,991 for the years ended December 31, 2014 and 2013, respectively. Rent expense of $72,600 and $72,498 was recognized as General and Administrative expenses and $217,799 and $217,493 was recognized as Research and Development expenses in the income statement for the years ended December 31, 2014 and 2013, respectively.

TUM Arbitration

Under the TUM License Agreement, the Company is required to make payments to TUM based on the Company’s revenues generated from entering into sub-licensing agreements with any third party with respect to University Inventions and/or Joint Inventions (each as defined in the TUM License Agreement). These revenues include upfront license payments as well as milestone payments received by the Company from third parties. The Company has signed six such sub-licensing agreements between 2004 and 2012 (the period under dispute), under which it has recorded revenues. The Company acknowledges an obligation to TUM; however, the parties disagree regarding the amount due.

On March 20, 2014, the Company instituted arbitration proceedings against TUM to address issues regarding the calculation of payments due from the Company to TUM under TUM License Agreement. Under the agreement, TUM has exclusively licensed, or in some cases assigned, to the Company certain intellectual property and know-how that has become part of the Anticalin® proprietary technologies. In return, the Company agreed to pay to TUM certain annual license fees, milestones and royalties for its own proprietary drug development and sales, as well as a variable fee as a function of out-licensing revenues (the “Out-License Fee”), where such Out-License Fee is creditable against annual license payments to TUM. As required by the agreement, the Company provided to TUM its calculation of the Out-License Fee for the period beginning July 4, 2003 and ending on December 31, 2012 in the amount of €0.3 million ($0.3 million) excluding value-added tax. TUM has asserted that the Out-License Fee for this period amounts to €2.5 million ($3.0 million) excluding value-added tax and has threatened to terminate the license agreement if the Out-License Fee is not paid. The Company instituted arbitration to request confirmation that The Company’s calculation of the payments owed to TUM is accurate and will govern all current and future payments due in respect of the Out-License Fee under the agreement.

In April 2014, TUM argued to the arbitrators that it is not the proper party to be sued under the action for a declaratory arbitration decision brought by the Company in relation to the TUM Licensing Agreement, and that instead, it is the Free State of Bavaria that is the proper respondent to the action. The Company has responded that TUM has capacity to be sued in relation to any disputes arising from and regarding contractual provisions of the TUM Licensing Agreement and is thus also the proper respondent in the action. In accordance with the arbitration rules of the Deutsche Institution für Schiedsgerichtsbarkeit, each party to the arbitration proceeding has appointed one arbitrator and the party-named arbitrators collectively selected the third arbitrator as the chairman of the arbitration panel. The Company has estimated the probable loss and recorded the amount as a liability on its balance sheet as of December 31, 2014 and 2013 of $327,937 and $373,059 respectively. The Company has concluded that the potential of a loss above the estimated probable loss is remote, however it is possible additional losses may occur.

On December 1, 2014, TUM filed its statement of defense, maintaining its earlier calculation of the Out-License Fee. On December 23, 2014, TUM filed a counterclaim in the amount of €2,529,400 ($3,060,827) to suspend the statute of limitations on its claims.